                     MORGAN STANLEY INSTITUTIONAL FUND, INC.
                           1221 AVENUE OF THE AMERICAS
                            NEW YORK, NEW YORK 10020

November 17, 2006

VIA EDGAR
---------

Securities and Exchange Commission
Judiciary Plaza
100 F Street, NE
Washington, D.C.  20549

Re:      Morgan Stanley Institutional Fund, Inc.  (the "Fund")
         (File No. 811-05624)

Ladies and Gentlemen:

On behalf of the Fund, we transmit for filing under the Securities Exchange Act of 1934 and the Investment Company Act of 1940, each as amended, a definitive copy of the following documents:

(i)      a notice of meeting, proxy statement, form of proxy and form of voting instruction card relating to a special meeting of shareholders of the
         Fund for the consideration of a proposal to change the fund from a diversified fund to a non-diversified fund, in the form in which such material is to be furnished by the management of the Fund to the Fund's shareholders; and

(ii)     Schedule 14A.

The Fund anticipates mailing copies of the definitive notice of meeting, proxy statement, form of proxy and voting instruction card on or about November 17,
2006. No fee is required in connection with this filing. If you have any questions concerning the foregoing, please do not hesitate to contact me at
(212) 762-5442.

Sincerely,

/s/ Rita Rubin

Rita Rubin